OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid expenses	$ 141	$ 304
Advances to suppliers	211	245
Government institutions	118	708
Recovery of pre-acquisition receivable	1,384	0
Others	844	1,243
Other accounts receivable and prepaid expenses	$ 2,698	$ 2,500